D4 Contractual obligations	12 Months Ended
Dec. 31, 2018
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D4 Contractual obligations

D4 Contractual obligations

Contractual obligations 2018

	Payment due by period
SEK billion	<1 year	1–3 years	3–5 years	>5 years	Total
Current and non-current debt 1) 2)	2.3	14.0	11.2	6.6	34.1
Operating leases 3)	3.1	4.8	2.3	3.2	13.4
Other non-current liabilities	0.4	2.5	0.1	1.3	4.3
Purchase obligations 4)	5.7	1.9	0.1	—	7.7
Trade payables	29.9	—	—	—	29.9
Commitments for customer finance 5)	30.3	—	—	—	30.3

Total	71.7	23.2	13.7	11.1	119.7

1)	Including interest payments, see also Note F2, “Financial income and expenses.”
2)	See also Note F4, “Interest-bearing liabilities.”
3)	See also Note C3, “Leasing.”
4)	The amounts of purchase obligations are gross, before deduction of any related provisions.
5)	See also Note F1, “Financial risk management.”

For information about financial guarantees, see Note D2, “Contingent liabilities.”